SUPPLEMENTAL FINANCIAL INFORMATION - Schedule of Net Earnings from Discontinued Operations (Details) - Discontinued operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations [Line Items]
Revenues		$ 958
Costs and expenses:
Operating		568
Selling, general and administrative		149
Restructuring charges		2
Total costs and expenses		719
Operating income		239
Other items, net		(9)
Earnings from discontinued operations		230
Benefit from (provision for) income taxes		9
Earnings from discontinued operations, net of tax		239
Gain on sale net of tax		437
Net earnings from discontinued operations, net of tax		676
Tax effect of gain on sale	$ 258
Simon & Schuster
Discontinued Operations [Line Items]
Revenues		958
Costs and expenses:
Operating		580
Selling, general and administrative		149
Restructuring charges		2
Total costs and expenses		731
Operating income		227
Other items, net		(9)
Earnings from discontinued operations		218
Benefit from (provision for) income taxes		12
Earnings from discontinued operations, net of tax		230
Gain on sale net of tax		437
Net earnings from discontinued operations, net of tax		$ 667
Discontinued operation, gain (loss) on disposal, statement of income or comprehensive income [extensible enumeration]		Less: Net earnings from discontinued operations, net of tax
Other
Discontinued Operations [Line Items]
Revenues		$ 0
Costs and expenses:
Operating		(12)
Selling, general and administrative		0
Restructuring charges		0
Total costs and expenses		(12)
Operating income		12
Other items, net		0
Earnings from discontinued operations		12
Benefit from (provision for) income taxes		(3)
Earnings from discontinued operations, net of tax		9
Gain on sale net of tax		0
Net earnings from discontinued operations, net of tax		$ 9
Discontinued operation, gain (loss) on disposal, statement of income or comprehensive income [extensible enumeration]		Less: Net earnings from discontinued operations, net of tax